Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 84,788	¥ 170,692
Reclassification on change of holding intention:
Provision for impairment losses (Note 19(a))	3,279	18	¥ 0	[1]
Ending balance	86,146	84,788	170,692
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162,430	152,586
Acquisitions through business combinations		18
Additions	2,924	6,455
Transferred from construction in progress (Note 20)	11,276	4,042
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,780	2,641
Disposals (Note 19(d))	(7,939)	(3,296)
disposal of a subsidiary (Note 19(e))	(133)
Ending balance	171,338	162,430	152,586
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,642	70,774
Depreciation charge for the year	8,824	9,029
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	982	874
Disposals (Note 19(d))	(5,502)	(2,981)
disposal of a subsidiary (Note 19(e))	(26)
Provision for impairment losses (Note 19(a))	3,279	18
Impairment losses written off on disposals (Note 19(c))	(7)	(67)
Ending balance	85,192	77,642	70,774
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	304
Reclassification on change of holding intention:
Ending balance	312	304
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	470	813
Acquisitions through business combinations		0
Additions	0	0
Transferred from construction in progress (Note 20)	0	0
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	52	(327)
transferred to right-of-use assets (Note 21)		(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	0	0
disposal of a subsidiary (Note 19(e))	0
Ending balance	522	470	813
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	166	314
Depreciation charge for the year	23	29
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	21	(172)
transferred to right-of-use assets (Note 21)		(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	0	0
disposal of a subsidiary (Note 19(e))	0
Provision for impairment losses (Note 19(a))	0	0
Impairment losses written off on disposals (Note 19(c))	0	0
Ending balance	210	166	314
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,129
Reclassification on change of holding intention:
Ending balance	16,035	11,129
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,046	13,154
Acquisitions through business combinations		0
Additions	12	181
Transferred from construction in progress (Note 20)	5,720	2,515
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	(52)	327
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(152)	(131)
disposal of a subsidiary (Note 19(e))	(99)
Ending balance	21,475	16,046	13,154
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,917	4,353
Depreciation charge for the year	618	444
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	(21)	172
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(59)	(52)
disposal of a subsidiary (Note 19(e))	(15)
Provision for impairment losses (Note 19(a))	0	0
Impairment losses written off on disposals (Note 19(c))	0	0
Ending balance	5,440	4,917	4,353
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,099
Reclassification on change of holding intention:
Ending balance	54,863	59,099
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	113,276	108,762
Acquisitions through business combinations		0
Additions	1,435	3,034
Transferred from construction in progress (Note 20)	3,719	871
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,780	2,641
Disposals (Note 19(d))	(6,830)	(2,032)
disposal of a subsidiary (Note 19(e))	0
Ending balance	114,380	113,276	108,762
Aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,177	48,918
Depreciation charge for the year	5,744	6,390
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	982	874
Disposals (Note 19(d))	(4,588)	(1,993)
disposal of a subsidiary (Note 19(e))	0
Provision for impairment losses (Note 19(a))	3,202	18
Impairment losses written off on disposals (Note 19(c))	0	(30)
Ending balance	59,517	54,177	48,918
Other flight equipment including rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,266
Reclassification on change of holding intention:
Ending balance	10,717	11,266
Other flight equipment including rotables [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,385	22,608
Acquisitions through business combinations		0
Additions	542	2,380
Transferred from construction in progress (Note 20)	497	200
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(399)	(803)
disposal of a subsidiary (Note 19(e))	0
Ending balance	25,025	24,385	22,608
Other flight equipment including rotables [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,119	12,371
Depreciation charge for the year	1,493	1,483
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(372)	(698)
disposal of a subsidiary (Note 19(e))	0
Provision for impairment losses (Note 19(a))	75	0
Impairment losses written off on disposals (Note 19(c))	(7)	(37)
Ending balance	14,308	13,119	12,371
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,990
Reclassification on change of holding intention:
Ending balance	4,219	2,990
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,253	7,249
Acquisitions through business combinations		18
Additions	935	860
Transferred from construction in progress (Note 20)	1,340	456
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(558)	(330)
disposal of a subsidiary (Note 19(e))	(34)
Ending balance	9,936	8,253	7,249
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,263	4,818
Depreciation charge for the year	946	683
Reclassification on change of holding intention:
transferred to/from other property, plant and equipment, net	0	0
transferred to right-of-use assets (Note 21)		0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0	0
Disposals (Note 19(d))	(483)	(238)
disposal of a subsidiary (Note 19(e))	(11)
Provision for impairment losses (Note 19(a))	2	0
Impairment losses written off on disposals (Note 19(c))	0	0
Ending balance	¥ 5,717	¥ 5,263	¥ 4,818

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).